Particulars of Employees (including Directors)	6 Months Ended
Dec. 31, 2025
Additional information [abstract]
Particulars of Employees (including Directors)	Particulars of Employees (including Directors)

	Six Months Ended December 31
	2025	2024
The average number of staff employed by the group during the period (including directors):
Number of operational staff	10,329	10,541
Number of administrative staff	1,192	1,250
Number of management staff	8	8
Total	11,529	11,799